condensed interim consolidated statements of financial position - CAD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and temporary investments, net	$ 382	$ 723
Accounts receivable	2,703	2,671
Income and other taxes receivable	140	206
Inventories	437	448
Contract assets	407	443
Prepaid expenses	717	528
Current derivative assets	65	13
Total	4,851	5,032
Non-current assets
Property, plant and equipment, net	16,282	15,926
Intangible assets, net	17,625	17,485
Goodwill, net	7,439	7,281
Contract assets	226	266
Other long-term assets	2,428	2,004
Total	44,000	42,962
Assets	48,851	47,994
Current liabilities
Short-term borrowings	279	114
Accounts payable and accrued liabilities	3,406	3,705
Income and other taxes payable	114	104
Dividends payable	467	449
Advance billings and customer deposits	858	854
Provisions	82	96
Current maturities of long-term debt	3,146	2,927
Current derivative liabilities	14	24
Total	8,366	8,273
Non-current liabilities
Provisions	538	774
Long-term debt	18,482	17,925
Other long-term liabilities	580	907
Deferred income taxes	4,205	4,056
Total	23,805	23,662
Liabilities	32,171	31,935
Owners' equity
Common equity	15,716	15,116
Non-controlling interests	964	943
Total	16,680	16,059
Total	48,851	47,994
Contingent liabilities